Leases - Schedule of Future Minimum Operating Lease Payments After Adoption, Prior Year (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2022	$ 12	$ 14
2023	11	10
2024	9	9
2025	9	7
2026	8	7
Thereafter	7	13
Total undiscounted minimum lease payments	56	60
Less: discounting minimum lease payments to present value	(4)	(4)
Total discounted minimum lease payments	$ 52	$ 56